INTANGIBLE ASSETS AND GOODWILL, NET, Impairment (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 PEN (S/) COP ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about intangible assets [line items]
Gross impairment loss	S/ 0	S/ 63,978	S/ 0
Estimated fair value of goodwill				$ 366,691	$ 95.7
Book value	S/ 796,859	820,899		$ 434,825	$ 113.4
Discount rate	13.20%			13.20%	13.20%
Growth rate	4.00%			4.00%	4.00%
2021	0.00%
2022	98.00%
2023	94.00%
2024	94.00%
2025	80.00%
Perpetual payment	80.00%
Dividend tax rate	10.00%
Exchange rate of colombian peso to dollar | $	3.833
MiBanco Colombia [Member]
Disclosure of detailed information about intangible assets [line items]
Gross impairment loss	S/ 0	64,000
Participation of Credicorp [Member]
Disclosure of detailed information about intangible assets [line items]
Gross impairment loss		54,000
Minority participation [Member]
Disclosure of detailed information about intangible assets [line items]
Gross impairment loss		S/ 10,000